UNAUDITED INTERIM CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
SHAREHOLDERS' EQUITY:
Common shares, par value (in dollars per share)	$ 0.001	$ 0.001
Common shares, shares authorized (in shares)	1,950,000,000	1,950,000,000
Common shares, shares issued (in shares)	70,442,876	3,318,112
Common shares, shares outstanding (in shares)	70,442,876	3,318,112
Preferred shares, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred shares, shares authorized (in shares)	50,000,000	50,000,000
Series A Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, dividend rate	9.75%	9.75%
Preferred shares, liquidation preference (in dollars per share)	$ 30	$ 30
Preferred shares, issued (in shares)	480,000	480,000
Preferred shares, shares outstanding (in shares)	480,000	480,000
Series B Preferred Shares [Member]
SHAREHOLDERS' EQUITY:
Preferred shares, issued (in shares)	12,000	12,000
Preferred shares, shares outstanding (in shares)	12,000	12,000